Summary of Significant Accounting Policies - Estimated Useful Lives of Assets (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	40	40
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	10	10
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	5	5